Subsidiaries (Details)	1 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2018
Companhia Portuaria da Baia de Sepetiba
Basis for preparation of the financial statements
Ownership interest in subsidiary (as a percent)		100.00%
% Voting capital		100.00%
% Noncontrolling interest		0.00%
Mineracao Corumbaense Reunida S.A.
Basis for preparation of the financial statements
Ownership interest in subsidiary (as a percent)		100.00%
% Voting capital		100.00%
% Noncontrolling interest		0.00%
Mineracoes Brasileiras Reunidas S.A. (MBR)
Basis for preparation of the financial statements
Ownership interest in subsidiary (as a percent)		62.50%
% Voting capital		98.30%
% Noncontrolling interest		37.50%
Salobo Metais S.A.
Basis for preparation of the financial statements
Ownership interest in subsidiary (as a percent)		100.00%
% Voting capital		100.00%
% Noncontrolling interest		0.00%
PT Vale Indonesia
Basis for preparation of the financial statements
Ownership interest in subsidiary (as a percent)		59.20%
% Voting capital		59.20%
% Noncontrolling interest		40.80%
Vale International Holdings GmbH
Basis for preparation of the financial statements
Ownership interest in subsidiary (as a percent)		100.00%
% Voting capital		100.00%
% Noncontrolling interest		0.00%
Vale Canada Limited
Basis for preparation of the financial statements
Ownership interest in subsidiary (as a percent)		100.00%
% Voting capital		100.00%
% Noncontrolling interest		0.00%
Vale International S.A.
Basis for preparation of the financial statements
Ownership interest in subsidiary (as a percent)		100.00%
% Voting capital		100.00%
% Noncontrolling interest		0.00%
Vale Malaysia Minerals Sdn. Bhd.
Basis for preparation of the financial statements
Ownership interest in subsidiary (as a percent)		100.00%
% Voting capital		100.00%
% Noncontrolling interest		0.00%
Vale Manganes S.A.
Basis for preparation of the financial statements
Ownership interest in subsidiary (as a percent)		100.00%
% Voting capital		100.00%
% Noncontrolling interest		0.00%
Vale Mocambique S.A.
Basis for preparation of the financial statements
Ownership interest in subsidiary (as a percent)	81.00%	80.70%
% Voting capital		80.70%
% Noncontrolling interest		19.30%
Vale Nouvelle Caledonie S.A.S.
Basis for preparation of the financial statements
Ownership interest in subsidiary (as a percent)		95.00%
% Voting capital		95.00%
% Noncontrolling interest		5.00%
Vale Oman Distribution Center LLC
Basis for preparation of the financial statements
Ownership interest in subsidiary (as a percent)		100.00%
% Voting capital		100.00%
% Noncontrolling interest		0.00%
Vale Oman Pelletizing Company LLC
Basis for preparation of the financial statements
Ownership interest in subsidiary (as a percent)		70.00%
% Voting capital		70.00%
% Noncontrolling interest		30.00%
Compania Minera Miski Mayo S.A.C. | Discontinued operations
Basis for preparation of the financial statements
Ownership interest in subsidiary (as a percent)		40.00%
% Voting capital		51.00%
% Noncontrolling interest		60.00%
Vale Fertilizantes S.A. | Discontinued operations
Basis for preparation of the financial statements
Ownership interest in subsidiary (as a percent)		100.00%
% Voting capital		100.00%
% Noncontrolling interest		0.00%
Vale Cubatao Fertilizantes Ltda. | Discontinued operations
Basis for preparation of the financial statements
Ownership interest in subsidiary (as a percent)		100.00%
% Voting capital		100.00%
% Noncontrolling interest		0.00%